SCHWABsignature(TM) ANNUITY

                    ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                     Supplement dated October 4, 2001 to the
                 Prospectus for the Schwabsignature(TM) Annuity
                                dated May 3, 2001





On page 10, under the heading Fee Examples, please delete the disclosure for Alger American Balanced, Alliance VP Growth, American Century VP International and American Century VP Income and Growth and insert the following:

PORTFOLIO                                  1 year      3 years     5 years     10 years
Alger American Balanced                      $16          $54        $97        $238
Alliance VP Growth                           $16          $51        $93        $228
American Century VP International            $20          $65       $117        $286
American Century VP Income and Growth        $15          $48        $86        $213


On page 12, under heading The Series Account, please delete the disclosure for The Alger American Fund and insert the following:

The Alger American Fund--advised by Fred Alger Management, Inc. of Jersey City, New Jersey.


                      Please keep this supplement for future reference.